Share-based payments - Restricted Shares (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 29, 2020	Dec. 31, 2022 USD ($) shares Plan	Dec. 31, 2021 USD ($) shares Plan	Dec. 31, 2020 USD ($) shares Plan $ / shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2022 $ / shares	Oct. 17, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 23, 2022 SFr / shares	Jun. 17, 2022 SFr / shares	May 06, 2022 SFr / shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2020 $ / shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shared based payment arrangement plans | Plan		3	3	3
Par value per share (in CHF/USD per share) | (per share)					SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.01	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
Restricted ordinary shares repurchased		95,717	0	0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in (in shares)		0	0	2,536,600
Weighted average fair value, other equity instruments granted (in USD per shares) | $ / shares				$ 4.47
Expense from share-based payment transactions with employees | $		$ 793	$ 5,311	$ 4,495
Restricted shares | 2019 RSPA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Restricted shares | 2020 RSPA | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Restricted shares | 2020 RSPA | Minimum | Selected beneficiaries | First installment, vesting on first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Restricted shares | 2020 RSPA | Minimum | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Restricted shares | 2020 RSPA | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Restricted shares | 2020 RSPA | Maximum | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years